CASH (Details) - item	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH
Cash balances with number of PRC individual financial institutions	3	3
HONG KONG
CASH
Cash balances with number of PRC individual financial institutions	1
Total cash balances | Bank deposits concentration risk
CASH
Percentage of total cash balances accounted in bank deposits	74.00%	93.00%